Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Operating Segments Disclosures	A. Operating segments disclosures—Consolidated Income Statement data

	Year ended 31 December
	Revenue			Group EBITDA (as defined)*			Depreciation, amortisation and impairment			Group operating profit
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Continuing operations
Americas Materials	11,273	11,626	10,572	2,405	2,194	1,763	774	771	571	1,631	1,423	1,192
Europe Materials	9,141	9,509	9,498	1,055	1,208	1,106	1,245	586	531	(190)	622	575
Building Products	7,173	6,997	7,379	1,170	1,076	930	348	328	251	822	748	679
Total Group from continuing operations	27,587	28,132	27,449	4,630	4,478	3,799	2,367	1,685	1,353	2,263	2,793	2,446

Discontinued operations
Americas Distribution	-	-	8	-	-	(6)	-	-	-	-	-	(6)
Europe Distribution	-	3,557	4,191	-	224	176	-	111	50	-	113	126

Total Group	27,587	31,689	31,648	4,630	4,702	3,969	2,367	1,796	1,403	2,263	2,906	2,566

Group operating profit from continuing operations										2,263	2,793	2,446
Profit/(loss) on disposals (i)										9	(189)	(121)
Finance costs less income										(389)	(365)	(360)
Other financial expense										(101)	(125)	(54)
Share of equity accounted investments’ (loss)/profit (ii)										(118)	67	57
Profit before tax from continuing operations										1,664	2,181	1,968

	(i) Profit/(loss) on disposals (note 6)			(ii) Share of equity accounted investments’ (loss)/profit (note 11)
Americas Materials	8	(2)	57	34	43	30
Europe Materials	(12)	(283)	6	(148)	14	21
Building Products	13	96	(184)	(4)	10	6
Total Group from continuing operations	9	(189)	(121)	(118)	67	57

B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December
	Total assets		Total liabilities
	2020 $m	2019 $m	2020 $m	2019 $m
Americas Materials	16,172	16,410	2,897	2,968
Europe Materials	12,730	13,109	3,971	3,865
Building Products	7,316	7,197	2,268	2,107
Total Group	36,218	36,716	9,136	8,940

Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	626	775
Other financial assets	13	13
Derivative financial instruments (current and non-current)	201	92
Income tax assets (current and deferred)	165	98
Cash and cash equivalents	7,721	9,918
Total assets as reported in the Consolidated Balance Sheet	44,944	47,612

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			12,215	15,827
Derivative financial instruments (current and non-current)			13	18
Income tax liabilities (current and deferred)			3,232	3,192
Total liabilities as reported in the Consolidated Balance Sheet			24,596	27,977

C. Operating segments disclosures - other items

Additions to
non-current
assets

	Year ended 31 December
	Property, plant and equipment (i) (note 15, 22)			Financial assets (note 17)			Total Group
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Continuing operations
Americas Materials	527	750	506	1	30	2	528	780	508
Europe Materials	384	549	536	-	1	-	384	550	536
Building Products	265	353	247	-	-	-	265	353	247
Total Group from continuing operations	1,176	1,652	1,289	1	31	2	1,177	1,683	1,291

Discontinued operations
Europe Distribution	-	-	35	-	1	-	-	1	35

Total Group	1,176	1,652	1,324	1	32	2	1,177	1,684	1,326

(i)	Additions to property, plant and equipment include $14 million (2019: $96 million) relating to leased mineral reserves which fall outside the scope of IFRS 16.

Summary of Information About Geographical Areas
The
non-current
assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation, for which revenue exceeds 10% of total external Group revenue, are set out below.

	As at 31 December
	Non-current assets*

	2020	2019
	$m	$m
Republic of Ireland (country of domicile)	603	569
United Kingdom	2,594	3,114
United States	15,990	16,019
Other	10,129	10,122
Total Group	29,316	29,824